Description of the Business	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business

1. DESCRIPTION OF BUSINESS

Organization and Nature of Business

Pharmacy Development Corporation (“PDC”) was organized on May 31, 2007 as a California corporation. PDC and its wholly-owned California corporation subsidiary Mesa Pharmacy, Inc., (collectively, the “Company”), is a health care company with one office located in Irvine, California that delivers innovative health solutions through its prescription medicines and consumer care products. Prior to 2012, the Company operated five retail pharmacies located in Southern California for the primary purpose of marketing and distributing its compounding products. The Company’s operations consist of the production and sale, by prescription, of human health pharmaceutical products using therapeutic and preventive agents for pain management. The Company sells compounding pharmaceutical products primarily via mail order to California worker’s compensation patients.

As discussed in Note 9, on March 31, 2014, the Company entered into an Agreement and Plan of Merger Agreement with Praxsyn, Corporation (“Praxsyn”, formerly known as The PAWS Pet Company, Inc.) whereby Praxsyn would acquire 100% of the outstanding stock of the Company for consideration of 500,000 shares of Praxsyn Series D preferred stock.